Average Annual Total Returns - Invesco SP 500 Equal Weight Consumer Discretionary ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	S&P 500® Equal Weight Consumer Discretionary Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P 500® Equal Weight Consumer Discretionary Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P 500® Equal Weight Consumer Discretionary Index (reflects no deduction for fees, expenses or taxes) 10Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Nov. 01, 2006	11.31%	9.22%	11.83%	10.94%	8.71%	11.30%	6.75%	7.08%	9.59%	11.52%	9.60%	12.31%	18.40%	15.22%	13.88%